S-K 1602, SPAC Registered Offerings	Nov. 05, 2025
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we do not consummate an initial business combination within 24 months from the closing of this offering
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Acquisition Criteria

Consistent with our strategy, we have identified the following general criteria and guidelines which we believe are important in evaluating prospective target businesses. We will use these criteria and guidelines in evaluating acquisition opportunities, but we may decide to enter into our initial business combination with a target business that does not meet these criteria and guidelines. We intend to acquire one or more businesses that we believe exhibit:

•    Track Record of Operational Success — We will seek to complete our initial business combination with a target who has a history of strong operational performance. We do not intend to acquire start-up companies. Furthermore, our ideal target will be, or have the potential to be, a leader (number one or number two) in critical core segments of its business.

•    Secular Growth — We will seek to complete our initial business combination with a company who is operating in a sector that is experiencing strong growth. We believe it is important for the company to operate within a sector that has a total addressable market that is continuing to expand at a rapid pace.

•    Experienced Management Team — We will seek to complete our initial business combination with a target whose management team has a track record of strong operating and financial performance.

•    Revenue Growth and Visibility — We will seek to complete our initial business combination with a target that exhibits significant growth potential, both organically and through bolt-on acquisitions. Additionally, we will seek targets that have long-term contracts that provide meaningful backlog and demonstrate visibility into forward revenue.

•    Cash Flow Positive — We will seek to complete our initial business combination with a target that has demonstrated consistent positive operating cash flow, or a clear path to near-term cash flow generation.

•    Technological Differentiation — We will seek to complete our initial business combination with a target whose products or services are underpinned by proprietary technologies or unique capabilities.

•    Public Readiness — We will seek to complete our initial business combination with a target that has the proper financial, governance and operational systems in place.

These criteria are not intended to be exhaustive. We may use other criteria as well. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant. In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of tender offer documents or proxy solicitation materials that we would file with the SEC.

De-SPAC Consummation Timeframe, How Extended [Text Block]

We must complete one or more business combinations that together have an aggregate fair market value of at least 80% of the net assets held in the trust account (excluding the amount of deferred underwriting discounts held in trust and taxes paid or payable on the interest earned on the trust account) at the time of signing the agreement to enter into the initial business combination. If our board of directors is not able to independently determine the fair market value of the target business or businesses or we are considering an initial business combination with an affiliated entity, we will obtain an opinion from an independent investment banking firm or an independent valuation or accounting firm with respect to the satisfaction of such criteria. Our shareholders may not be provided with a copy of such opinion nor will they be able to rely on such opinion.

SPAC, Trust or Escrow Account, Material Terms [Text Block]	NYSE rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the proceeds we will receive from this offering and the sale of the private placement units described in this prospectus, $200,000,000, or $230,000,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per share in either case), will be deposited into a segregated trust account located in the United States with Continental Stock Transfer & Trust Company acting as trustee and approximately $750,000 will be used to pay expenses in connection with the closing of this offering and approximately $1,650,000 will be used for working capital following this offering. The proceeds to be placed in the trust account include $8,000,000 (or $9,200,000 if the underwriters’ over-allotment option is exercised in full) in deferred underwriting commissions.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon Completion of Our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or vote against, our initial business combination, all or a portion of their Class A ordinary shares upon the completion of our initial business combination at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (which interest shall be net of taxes paid or payable), divided by the number of the then-outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. The redemption rights may include the requirement that a beneficial holder must identify itself in order to validly redeem its shares. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants or any private placement units and their underlying securities. Further, we will not proceed with redeeming our public shares, even if a public shareholder has properly elected to redeem its shares, if a business combination does not close. Our sponsor, our management team and the underwriters have entered into an agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares included in any private placement units and public shares in connection with (i) the completion of our initial business combination and (ii) the implementation by the directors of, following a shareholder vote to approve, an amendment to our amended and restated memorandum and articles of association (A) that would modify the substance or timing of our obligation to provide holders of our Class A ordinary shares the right to have their shares redeemed or repurchased in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 24 months from the closing of this offering or (B) with respect to any other material provision relating to the rights of holders of our Class A ordinary shares.

Manner of Conducting Redemptions

We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or vote against, our initial business combination, all or a portion of their Class A ordinary shares upon the completion of our initial business combination either (i) in connection with a shareholder meeting called to approve the business combination or (ii) by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement or whether we were deemed to be a foreign private issuer (which would require a tender offer rather than seeking shareholder approval under SEC rules). Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company (other than with a 90% subsidiary of ours) and any transactions where we issue more than 20% of our issued and outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would typically require shareholder approval. We currently intend to conduct redemptions in connection with a shareholder vote unless shareholder approval is not required by applicable law or stock exchange rule or we choose to conduct redemptions pursuant to the tender offer rules of the SEC for business or other reasons.

If we hold a shareholder vote to approve our initial business combination, we will, pursuant to our amended and restated memorandum and articles of association:

•    conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules; and

•    file proxy materials with the SEC.

In the event that we seek shareholder approval of our initial business combination, we will distribute proxy materials and, in connection therewith, provide our public shareholders with the redemption rights described above upon completion of the initial business combination.

If we seek shareholder approval, we will complete our initial business combination only if a majority of the ordinary shares, represented in person or by proxy and entitled to vote thereon, voted at a shareholder meeting are voted in favor of the business combination. In such case, our sponsor and each member of our management team have agreed to vote their founder shares, private placement shares included in any private placement units and any public shares (including public shares that are part of a public unit) purchased during or after this offering in favor of our initial business combination (except with respect to any such public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto). As a result, in addition to our founder shares and private placement shares included in the private placement units issued concurrently with the consummation of this offering, we would need 6,346,668, or 31.73%, of the 20,000,000 public shares sold in this offering to be voted in favor of an initial business combination in order to have our initial business combination approved (assuming all issued and outstanding shares are voted and the over-allotment option is not exercised). Assuming that only the holders of one-third of our issued and outstanding ordinary shares, representing a quorum under our amended and restated memorandum and articles of association, vote their shares, we will not need any public shares in addition to our founder shares and the private placement shares included in the private placement units purchased by our sponsor simultaneously with this offering to be voted in favor of an initial business combination in order to approve an initial business combination. Each public shareholder may elect to redeem their public shares irrespective of whether they vote for or against the proposed transaction or vote at all. In addition, our sponsor, our management team and underwriters have entered into an agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares included in any private placement units and public shares in connection with (i) the completion of our initial business combination and (ii) the implementation by the directors of, following a shareholder vote to approve, an amendment to our amended and restated memorandum and articles of association (A) that would modify the substance or timing of our obligation to provide holders of our Class A ordinary shares the right to have their shares redeemed or repurchased in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 24 months from the closing of this offering or (B) with respect to any other material provision relating to the rights of holders of our Class A ordinary shares.

If we conduct redemptions pursuant to the tender offer rules of the SEC, we will, pursuant to our amended and restated memorandum and articles of association:

•    conduct the redemptions pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act, which regulate issuer tender offers; and

•    file tender offer documents with the SEC prior to completing our initial business combination which contain substantially the same financial and other information about the initial business combination and the redemption rights as is required under Regulation 14A of the Exchange Act, which regulates the solicitation of proxies.

Upon the public announcement of our initial business combination, we or our sponsor will terminate any plan established in accordance with Rule 10b5-1 to purchase Class A ordinary shares in the open market if we elect to redeem our public shares through a tender offer, to comply with Rule 14e-5 under the Exchange Act.

In the event we conduct redemptions pursuant to the tender offer rules, our offer to redeem will remain open for at least 20 business days, in accordance with Rule 14e-1(a) under the Exchange Act, and we will not be permitted to complete our initial business combination until the expiration of the tender offer period. In addition, the tender offer will be conditioned on public shareholders not tendering more than the number of public shares we are permitted to redeem. If public shareholders tender more shares than we have offered to purchase, we will withdraw the tender offer and not complete the initial business combination.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
OFFERING PRICE OF $10.00 PER UNIT	AS OF JULY 23, 2025
	25% OF MAXIMUM REDEMPTION (ASSUMES 5,000,000 OR 5,750,000 SHARES REDEEMED)		50% OF MAXIMUM REDEMPTION (ASSUMES 10,000,000 OR 11,500,000 PUBLIC SHARES REDEEMED)		75% OF MAXIMUM REDEMPTION (ASSUMES 15,000,000 OR 17,250,000 PUBLIC SHARES REDEEMED)		MAXIMUM REDEMPTION (ASSUMES 20,000,000 OR 23,000,000 PUBLIC SHARES REDEEMED)
ADJUSTED NTBVS	ADJUSTED NTBVPS	DIFFERENCE BETWEEN ADJUSTED NTBVPS AND OFFERING PRICE	ADJUSTED NTBVPS	DIFFERENCE BETWEEN ADJUSTED NTBVPS AND OFFERING PRICE	ADJUSTED NTBVPS	DIFFERENCE BETWEEN ADJUSTED NTBVPS AND OFFERING PRICE	ADJUSTED NTBVPS	DIFFERENCE BETWEEN ADJUSTED NTBVPS AND OFFERING PRICE
Assuming Full Exercise of Over-Allotment Option
$7.09	$6.44	$3.56	$5.41	$4.59	$3.54	$6.46	$(0.90)	$10.90
Assuming No Exercise of Over-Allotment Option
$7.08	$6.43	$3.57	$5.40	$4.60	$3.53	$6.47	$(0.90)	$10.90

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The table below summarizes (i) the number of founder shares and private placement units issued or to be issued to the sponsor simultaneously with the consummation of this offering and the price paid or to be paid by the sponsor for such securities, and (ii) the main items of compensation received or eligible to be received by the sponsor, our sponsor’s affiliates and our directors and officers:

ENTITY/INDIVIDUAL	AMOUNT OF COMPENSATION RECEIVED OR TO BE RECEIVED OR SECURITIES ISSUED OR TO BE ISSUED	CONSIDERATION
Sponsor	7,541,667 Class B ordinary shares(1) (of which 1,000,000 are subject to forfeiture to the underwriters do not exercise their overallotment option)	$25,000 or approximately $0.003 per founder share
	440,000 private placement units (or 470,000 private placement units if the underwriters’ over-allotment option is exercised in full)	$4,400,000 (or $4,700,000 if the underwriters’ over-allotment option is exercised in full), or $10.00 per private placement unit
	$25,000 per month	Office space, secretarial and administrative services
	Up to $500,000	Repayment of loans made to us to cover offering related and organizational expenses
Robert M. Tarola	25,000 Class B ordinary shares	$75 or approximately $0.003 per share
Independent director nominees	25,000 Class B ordinary shares for each independent director nominee	$75 or approximately $0.003 per share
Sponsor, officers or directors, or our or their affiliates

Up to $1,500,000 in working capital loans by our sponsor, our sponsor’s affiliates and our directors or officers. Such loans may be converted at the option of the lender into private placement units at a conversion price of $10.00 per unit(2)

Working capital loans to fund working capital deficiencies or finance transaction costs in connection with an initial business combination

Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on our behalf(3)

Services in connection with identifying, investigating and completing an initial business combination

(1)       As described below under “Offering — Founder shares conversion and anti-dilution rights,” the founder shares and Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the nominal price of $0.003 per founder share at which our sponsor purchased the founder shares and/or the anti-dilution rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see below under “Offering — Payments to insiders” and “Offering — Additional financing.”

(2)       The $10.00 per private placement unit conversion price for such working capital loans may potentially be significantly less than the market price of our shares at the time the lenders elect to convert their working capital loans into private placement units. Further, the $11.50 exercise price of the private placement warrants included in the private placement units issuable upon conversion of working capital loans may be significantly less than the market price of our shares at the time such private placement warrants are exercised. Similarly, depending on the market price of our shares at the time our private placement warrants are exercised, the cashless exercise feature of our private placement warrants may also result in material dilution to our public shareholders given that the cashless exercise of the warrants will not result in any cash proceeds to us and holders of our private placement warrants would pay the private placement warrant exercise price by surrendering their warrants for a number of Class A ordinary shares equal to the quotient obtained by dividing (x) the product of the number of Class A ordinary shares underlying the warrants, multiplied by the excess of the “fair market value” (as defined below) over the exercise price of the warrants by (y) the Sponsor fair market value. The “fair market value” shall mean the average reported last sale price of the Class A ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of warrant exercise is sent to the warrant agent. Therefore, such private placement unit issuances may result in significant dilution to holders of our shares. For more information also see “Risk Factor — Risks Relating to our Search for, Consummation of, or Inability to Consummate, a Business Combination — We may issue shares to investors in connection with our initial business combination at a price which is less than $10.00 or the prevailing market price of our shares at that time, which could dilute the interests of our existing shareholders and add costs” and “Risk Factors — Risks Relating to our Sponsor and Management Team — Our warrants may have an adverse effect on the market price of our Class A ordinary shares and make it more difficult to effectuate our initial business combination.”

(3)       For more information, also see “Effecting Our Initial Business Combination — Sources of Target Businesses,” “Management — Executive Officer and Director Compensation” and “Certain Relationships and Related Party Transactions.”

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our Adjusted NTBVPS, as adjusted to give effect to this offering and assuming the redemption of our public shares included in the units offered hereby at varying levels in the scenarios in which the over-allotment option is not exercised and exercised in full:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions(3)
	Without Over-Allotment	With Over-Allotment	Without Over-Allotment	With Over-Allotment	Without Over-Allotment	With Over-Allotment	Without Over-Allotment	With Over-Allotment	Without Over-Allotment	With Over-Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	—	—	—	—	—	—	—	—	—	—
Increase attributable to public shareholders	7.08	7.09	6.43	6.44	5.40	5.41	3.53	3.54	(0.90)	(0.90)
Pro forma net tangible book value after this offering	7.08	7.09	6.43	6.44	5.40	5.41	3.53	3.54	(0.90)	(0.90)
Dilution to public shareholders	2.92	2.91	3.57	3.56	4.60	4.59	6.47	6.46	10.90	10.90
% Dilution to public shareholders	29.20%	29.10%	35.70%	35.60%	46.00%	45.90%	64.70%	64.60%	109.00%	109.00%

Numerator:
Net tangible book deficit before this offering	$(15,509)	$(15,509)	$(15,509)	$(15,509)	$(15,509)	$(15,509)	$(15,509)	$(15,509)	$(15,509)	$(15,509)
Net proceeds from this offering and the sale of the private placement warrants(1)	$201,650,000	$231,650,000	$201,650,000	$231,650,000	$201,650,000	$231,650,000	$201,650,000	$231,650,000	$201,650,000	$231,650,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	$23,600	$23,600	$23,600	$23,600	$23,600	$23,600	$23,600	$23,600	$23,600	$23,600
Less: Deferred underwriting commissions	$(8,000,000)	$(9,200,000)	$(8,000,000)	$(9,200,000)	$(8,000,000)	$(9,200,000)	$(8,000,000)	$(9,200,000)	$(8,000,000)	$(9,200,000)
Less: Overallotment liability	$(256,100)	—	$(256,100)	—	$(256,100)	—	$(256,100)	—	$(256,100)	—
Less: Amounts paid for redemptions(2)	—	—	$(50,000,000)	$(57,500,000)	$(100,000,000)	$(115,000,000)	$(150,000,000)	$(172,500,000)	$(200,000,000)	$(230,000,000)
	$193,401,991	$222,458,091	$143,401,991	$164,958,091	$93,401,991	$107,458,091	$43,401,991	$49,958,091	$(6,598,009)	$(7,541,909)
Denominator:
Ordinary shares outstanding prior to this offering	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667	7,666,667
Ordinary shares forfeited if over-allotment is not exercised	1,000,000	—	1,000,000	—	1,000,000	—	1,000,000	—	1,000,000	—
Class A ordinary shares included in the units offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Class A ordinary shares included in the private placement units	640,000	700,000	640,000	700,000	640,000	700,000	640,000	700,000	640,000	700,000
Less: Shares subject to redemption	—	—	5,000,000	5,750,000	10,000,000	11,500,000	15,000,000	17,250,000	20,000,000	23,000,000
	27,306,667	31,366,667	22,306,667	25,616,667	17,306,667	19,866,667	12,306,667	14,116,667	7,306,667	8,366,667

(1)       Expenses applied against gross proceeds include offering expenses of approximately $750,000 and underwriting commissions of $4,000,000 or $4,600,000 if the underwriters exercise their over-allotment option (excluding deferred underwriting fees). See “Use of Proceeds.”

(2)       Upon the consummation of our initial business combination, $0.20 per unit, or $4,000,000 in the aggregate (or $4,600,000 in the aggregate if the underwriters’ option to purchase additional units is exercised in full), is payable upon the closing of this offering. $0.40 per share, or $8,000,000 in the aggregate (or $9,200,000 in the aggregate if the underwriters’ option to purchase additional units is exercised in full) is payable to the underwriters for deferred underwriting commissions and will be placed in a trust account located in the United States as described herein. The deferred commissions will be fully earned by the underwriters upon the payment of the purchase price for the units purchased by the underwriters on the closing of this offering and will be released to the underwriters only on and concurrently with completion of an initial business combination.

(3)       If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, directors, executive officers, advisors or their affiliates may purchase units, public shares, warrants or equity-linked securities in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination, although they are under no obligation to do so. In the event of any such purchases of our shares prior to the completion of our initial business combination or if we enter into non-redemption agreements with certain of our shareholders, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases or shares subject to non-redemption agreements, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases and Other Transactions with Respect to Our Securities.”